Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock-Based Compensation [Abstract]
Schedule of Stock Option Activity

Stock option activity for the nine months ended September 30, 2025 was as follows (in thousands, except share, per share, and remaining life data):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life	Intrinsic Value
Outstanding at December 31, 2024	72,140	$219.80	7.2 years	$11
Granted	6,347	$51.84
Exercised	—	$—
Cancelled	(8,746)	$237.60
Outstanding at September 30, 2025	69,741	$206.12	6.2 years	$—

Exercisable as of September 30, 2025	60,838	$214.98	5.9 years	$—

Vested and expected to vest as of September 30, 2025	69,741	$206.12	6.2 years	$—

Stock option activity for the years ended December 31, 2024 and 2023 was as follows (in thousands, except share, per share, and remaining life data):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life	Intrinsic Value
Outstanding at December 31, 2022	46,132	$351.00	8.2 years	$2,034
Granted	10,736	$184.50
Exercised	(1,639)	$66.00
Cancelled	(5,573)	$399.00
Outstanding at December 31, 2023	49,656	$319.50	7.1 years	$726
Granted	29,195	$70.40
Exercised	(267)	$57.00
Cancelled	(6,444)	$329.30
Outstanding at December 31, 2024	72,140	$219.80	7.2 years	$11

Exercisable as of December 31, 2024	62,694	$213.40	7.0 years	$—

Vested and expected to vest as of December 31, 2024	72,140	$219.80	7.2 years	$11

Schedule of Weighted Average Assumptions for Fair Value of Options Estimated

The Company estimated the fair value of stock options using the Black-Scholes option pricing model. The fair value of the stock options was estimated using the following weighted average assumptions for the nine months ended September 30, 2025 and 2024.

	Nine Months Ended September 30,
	2025	2024
Dividend yield	—%	—%
Expected volatility	65.16%	51.6%
Risk-free interest rate	4.39%	4.26%
Expected life	5.46 years	5.0 years
The fair value of the stock options was estimated using the following weighted average assumptions for the years ended December 31, 2024 and 2023.
	Year Ended December 31,
	2024	2023
Dividend yield	—%	—%
Expected volatility	52.04%	61.55%
Risk-free interest rate	4.27%	3.77%
Expected life	4.96 years	5.98 years

Schedule of Stock-Based Compensation Expense to Employees and Non-Employees

The Company has recorded stock-based compensation expense for the three and nine months ended September 30, 2025 and 2024 related to the issuance of stock option awards to employees and nonemployees in the condensed consolidated statement of operations and comprehensive loss as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Cost of revenue	$4	$3	$5	$38
Research and development	25	144	191	966
Sales, general and administrative	64	387	446	1,691
	$93	$534	$642	$2,695

The Company has recorded stock-based compensation expense for the years ended December 31, 2024 and 2023 related to the issuance of stock option awards to employees and nonemployees in the consolidated statement of operations and comprehensive loss as follows:

	Year Ended December 31,
	2024	2023
Cost of revenue	$41	$—
Research and development	1,107	940
Sales, general and administrative	2,077	2,040
	$3,225	$2,980

Schedule of Restricted Stock Units

The following table summarizes the activity related to the Company’s restricted stock units (“RSUs”):

	Number of RSUs	Weighted Average Grant Date Fair Value
Balance, March 31, 2025	—	—
Granted	61,594	$8.60
Vested	61,594	$8.60
Vested and converted to shares	—	—
Forfeited or cancelled	—	—
Balance, June 30, 2025	61,594	$8.60
Granted	89,254	$6.70
Vested	89,254	$6.70
Vested and converted to shares	—	—
Forfeited or cancelled	—	—
Balance, September 30, 2025	150,848	$7.48

Schedule of Stock-based Compensation Expense of RSU

The Company has recorded stock-based compensation expense for the three and nine months ended September 30, 2025 and 2024 related to the issuance of RSUs to employees and nonemployees in the condensed consolidated statement of operations and comprehensive loss as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Cost of revenue	$—	$—	$—	$—
Research and development	322	—	537	—
Sales, general and administrative	276	—	591	—
	$598	$—	$1,128	$—